AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.4%
	AUSTRALIA — 2.2%
10,289	Aristocrat Leisure Ltd.	$439,435
121,400	TPG Telecom Ltd.	424,052
		863,487
	BELGIUM — 0.8%
1,520	D'ieteren Group	325,448
	CANADA — 11.3%
340	Constellation Software, Inc.	1,244,183
12,874	Enbridge, Inc.	582,608
2,708	FirstService Corp.	471,603
5,872	Kinaxis, Inc.*	871,526
12,936	MDA Space Ltd.*	332,857
16,290	Suncor Energy, Inc.[1]	608,980
8,395	Suncor Energy, Inc.	314,393
		4,426,150
	FINLAND — 1.1%
11,535	Huhtamaki Oyj	410,002
	GERMANY — 6.3%
7,880	Bayerische Motoren Werke A.G.	698,001
6,149	Covestro A.G.*,2	437,122
3,360	Heidelberg Materials A.G.	786,658
1,807	SAP S.E.	547,574
		2,469,355
	IRELAND — 9.1%
20,800	Alkermes PLC*	595,088
3,608	Jazz Pharmaceuticals PLC*	382,881
7,404	TE Connectivity PLC	1,248,832
3,080	Trane Technologies PLC	1,347,223
		3,574,024
	ITALY — 1.4%
8,765	Recordati Industria Chimica e Farmaceutica S.p.A.	549,422
	JAPAN — 23.4%
17,700	AGC, Inc.	517,968
36,400	Asahi Group Holdings Ltd.	485,728
14,000	Bandai Namco Holdings, Inc.	501,187
4,900	Bridgestone Corp.	200,145
18,800	Dai Nippon Printing Co., Ltd.	285,036
12,600	Ebara Corp.	242,326
19,500	Electric Power Development Co., Ltd.	331,559

AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
15,000	FANUC Corp.	$409,152
13,600	FUJIFILM Holdings Corp.	295,830
4,600	Horiba Ltd.	358,427
13,600	Komatsu Ltd.	446,005
52,000	Kyocera Corp.	624,058
100,000	Mebuki Financial Group, Inc.	521,375
21,800	Mitsubishi Electric Corp.	469,520
10,700	Nomura Research Institute Ltd.	428,385
31,100	Sekisui Chemical Co., Ltd.	562,382
18,100	Skylark Holdings Co., Ltd.	378,052
42,400	Sohgo Security Services Co., Ltd.	296,033
21,500	Subaru Corp.	374,421
148,600	Sumitomo Chemical Co., Ltd.	358,525
6,000	TIS, Inc.	200,962
6,600	Toho Co., Ltd.	388,840
11,600	Tokyo Ohka Kogyo Co., Ltd.	337,291
2,500	Trend Micro, Inc.	172,678
		9,185,885
	NEW ZEALAND — 0.8%
56,787	Contact Energy Ltd.	310,253
	NORWAY — 1.6%
56,558	Orkla A.S.A.	612,543
	SWEDEN — 2.6%
8,805	AddTech A.B.	297,491
12,085	Boliden A.B.*	374,201
8,491	Lifco A.B. - B Shares	341,051
		1,012,743
	SWITZERLAND — 8.9%
9,518	Coca-Cola HBC A.G.	496,156
5,140	Garmin Ltd.	1,072,821
719	Geberit A.G.	563,638
72	Givaudan S.A.	347,427
1,579	Schindler Holding A.G.	585,182
1,604	Sika A.G.	434,047
		3,499,271
	UNITED KINGDOM — 6.9%
2,267	AstraZeneca PLC	314,386
76,340	CNH Industrial N.V.	989,366
19,720	IMI PLC	565,868
27,162	Mondi PLC	442,749

AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
26,774	Smith & Nephew PLC	$408,357
		2,720,726
	UNITED STATES — 14.0%
10,672	Boston Scientific Corp.*	1,146,280
11,192	GE HealthCare Technologies, Inc.	828,991
4,060	Labcorp Holdings, Inc.	1,065,791
10,521	Micron Technology, Inc.	1,296,713
2,900	Stryker Corp.	1,147,327
		5,485,102
	TOTAL COMMON STOCKS
	(Cost $31,206,256)	35,444,411
	TOTAL INVESTMENTS — 90.4%
	(Cost $31,206,256)	35,444,411
	Other Assets in Excess of Liabilities — 9.6%	3,756,241
	TOTAL NET ASSETS — 100.0%	$39,200,652

PLC – Public Limited Company

*Non-income producing security.
[1]Denoted investment is a Canadian security traded on the U.S. Stock Exchange.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $437,122, which represents 1.1% of total net assets of the Fund.